Transamerica Premier Funds
                            Class A & Class M Shares

                       Supplement Dated August11, 1999 to
               Class A and Class M Shares Prospectus Dated May 1, 1999

The following changes were made to the Investment Adviser section of the prospectus effective August 9, 1999.

Transamerica Premier Aggressive Growth Fund
Primary Manager since 1999: Christopher J. Bonavico, CFA, Vice President and Fund Manager, Transamerica Investment Services. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Co-Manager of the Transamerica Premier Index Fund. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Balanced Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware.
Joined Transamerica in 1993.

Co-Manager since 1999: Daniel J. Prislin
(see Value Fund).

Transamerica Premier Small Company Fund
Primary Manager since 1999: Christopher J. Bonavico
(see Aggressive Growth Fund).

Co-Manager since 1999: Timothy S. Gaumer, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of a Transamerica corporate account.
Co-Manager of the Transamerica Small Company Fund since l999. Member of The Security Analysts of San Francisco. Equity analyst, Chancellor LGT Asset Management, 1995-1997. Senior analyst, Emerging Growth Management, 1994-1995. B.S., University of Illinois. M.B.A., University of Dallas. Joined Transamerica in 1997.

Transamerica Premier Value Fund Primary Manager since 1999: Daniel J. Prislin, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. M.B.A., University of California at Berkeley. Joined Transamerica in 1998.

Transamerica Premier Balanced Fund
Co-Manager since 1999: Jeffrey S. Van Harte
(see Equity Fund).

Transamerica Premier Equity Fund
Co-Manager since 1999: Gary U. Rolle'
(see Balanced Fund).

The following changes were made to the Your Guide To: Dividends & Capital Gains, Facts About The Premier Cash Reserve Fund section of the prospectus effective August 11, 1999.

      Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly. You will begin earning these dividends on the next business day after your purchase is effective.
      You will earn dividends on the day your redemption is paid.

                           Transamerica Premier Funds
                                 Investor Shares

                         Supplement Dated August11, 1999
                 to Investor Shares Prospectus Dated May 1, 1999

The following changes were made to the Investment Adviser section of the prospectus effective August 9, 1999.

Transamerica Premier Aggressive Growth Fund
Primary Manager since 1999: Christopher J. Bonavico, CFA, Vice President and Fund Manager, Transamerica Investment Services. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Co-Manager of the Transamerica Premier Index Fund. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Balanced Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware.
Joined Transamerica in 1993.

Co-Manager since 1999: Daniel J. Prislin
(see Value Fund).

Transamerica Premier Small Company Fund
Primary Manager since 1999: Christopher J. Bonavico
(see Aggressive Growth Fund).

Co-Manager since 1999: Timothy S. Gaumer, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of a Transamerica corporate account.
Co-Manager of the Transamerica Small Company Fund since l999. Member of The Security Analysts of San Francisco. Equity analyst, Chancellor LGT Asset Management, 1995-1997. Senior analyst, Emerging Growth Management, 1994-1995. B.S., University of Illinois. M.B.A., University of Dallas. Joined Transamerica in 1997.

Transamerica Premier Value Fund Primary Manager since 1999: Daniel J. Prislin, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. M.B.A., University of California at Berkeley. Joined Transamerica in 1998.

Transamerica Premier Balanced Fund
Co-Manager since 1999: Jeffrey S. Van Harte
(see Equity Fund).

Transamerica Premier Equity Fund
Co-Manager since 1999: Gary U. Rolle'
(see Balanced Fund).

The following changes were made to the Your Guide To: Dividends & Capital Gains, Facts About The Premier Cash Reserve Fund section of the prospectus effective August 11, 1999.

      Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly. You will begin earning these dividends on the next business day after your purchase is effective.
      You will earn dividends on the day your redemption is paid.

                           Transamerica Premier Funds
                              Institutional Shares

                         Supplement Dated August11, 1999
              to Institutional Shares Prospectus Dated May 1, 1999

The following changes were made to the Investment Adviser section of the prospectus effective August 9, 1999.

Transamerica Premier Aggressive Growth Fund
Primary Manager since 1999: Christopher J. Bonavico, CFA, Vice President and Fund Manager, Transamerica Investment Services. Manager of the Transamerica Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Small Company Fund, and a Transamerica corporate account. Co-Manager of the Transamerica Premier Index Fund. Was manager of the Transamerica Value Fund and co-manager of the Transamerica Premier Aggressive Growth Fund, the Transamerica Premier Small Company Fund, and the Transamerica Premier Balanced Fund from 1998 to 1999. Was manager of the Transamerica Premier Index Fund from inception to 1998. B.S., University of Delaware.
Joined Transamerica in 1993.

Co-Manager since 1999: Daniel J. Prislin
(see Value Fund).

Transamerica Premier Small Company Fund
Primary Manager since 1999: Christopher J. Bonavico
(see Aggressive Growth Fund).

Co-Manager since 1999: Timothy S. Gaumer, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of a Transamerica corporate account.
Co-Manager of the Transamerica Small Company Fund since l999. Member of The Security Analysts of San Francisco. Equity analyst, Chancellor LGT Asset Management, 1995-1997. Senior analyst, Emerging Growth Management, 1994-1995. B.S., University of Illinois. M.B.A., University of Dallas. Joined Transamerica in 1997.

Transamerica Premier Value Fund Primary Manager since 1999: Daniel J. Prislin, CFA, Equity Analyst, Transamerica Investment Services. Primary manager of the Transamerica Value Fund and a Transamerica corporate account. Co-Manager of the Transamerica Premier Aggressive Growth Fund and the Transamerica Aggressive Growth Fund. Assistant portfolio manager, Franklin Templeton Group, 1994-1998. B.S., University of California at Berkeley. M.B.A., University of California at Berkeley. Joined Transamerica in 1998.

Transamerica Premier Balanced Fund
Co-Manager since 1999: Jeffrey S. Van Harte
(see Equity Fund).

Transamerica Premier Equity Fund
Co-Manager since 1999: Gary U. Rolle'
(see Balanced Fund).

The following changes were made to the Your Guide To: Dividends & Capital Gains, Facts About The Premier Cash Reserve Fund section of the prospectus effective August 11, 1999.

      Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly. You will begin earning these dividends on the next business day after your purchase is effective.
      You will earn dividends on the day your redemption is paid.